Trade payables	12 Months Ended
Dec. 31, 2024
Trade payables.
Trade payables

19.Trade payables

	As at December 31
(in EUR 000)	2024	2023
Payables	3,749	4,102
Invoices to be received	5,756	4,006
Total trade payables	9,505	8,108

The increase in total trade payables of €1.4 million as at December 31, 2024 is due to an increase in invoices to be received of €1.8 million, partially offset by a decrease in payables of €353,000. The increase in invoices to be received reflects higher business activity.

In order to be consistent with the current period’s presentation an immaterial correction has been made to certain comparatives on the face of the consolidated statement of financial position. Accrued expenses of € 1.9 million have been reclassified from Other liabilities to Trade payables as at December 31, 2023 since these balances are similar in nature to Invoices to be received that are already presented as Trade payables. We refer to note 2.1 and note 19.

The Company normally settles its trade payables in 30 days.